Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We do not schedule the grant of any equity awards in anticipation of the disclosure of material, non-
public
information and we do not schedule the disclosure of material, non-public information based on the timing of granting equity awards. The Compensation Committee has set the grant date for annual equity awards to be the close of business on the second full business day after our release of fiscal year-end earnings. In addition, we may choose to grant equity awards outside of the annual broad-based awards (e.g., as part of a new hire package or as a retention or promotional incentive). Stock options may be granted only with an exercise price at or above the closing market price of our common stock on the date of grant. During 2025, no stock option grants were made to any of our NEOs.

Award Timing Method
We do not schedule the grant of any equity awards in anticipation of the disclosure of material, non-
public
information and we do not schedule the disclosure of material, non-public information based on the timing of granting equity awards. The Compensation Committee has set the grant date for annual equity awards to be the close of business on the second full business day after our release of fiscal year-end earnings. In addition, we may choose to grant equity awards outside of the annual broad-based awards (e.g., as part of a new hire package or as a retention or promotional incentive). Stock options may be granted only with an exercise price at or above the closing market price of our common stock on the date of grant. During 2025, no stock option grants were made to any of our NEOs.

Award Timing Predetermined	false
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Compensation Committee has set the grant date for annual equity awards to be the close of business on the second full business day after our release of fiscal year-end earnings. In addition, we may choose to grant equity awards outside of the annual broad-based awards (e.g., as part of a new hire package or as a retention or promotional incentive). Stock options may be granted only with an exercise price at or above the closing market price of our common stock on the date of grant.